Annual Total Returns - Fidelity Global Credit Fund [BarChart] - 12.31 Fidelity Global Credit Fund Retail PRO-08 - Fidelity Global Credit Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	May 22, 2012
Fidelity Global Credit Fund
Bar Chart Table:
Annual Return 2013	(3.53%)
Annual Return 2014	0.32%
Annual Return 2015	(5.00%)
Annual Return 2016	2.65%
Annual Return 2017	8.90%
Annual Return 2018	(2.82%)
Annual Return 2019	14.64%
Annual Return 2020	8.36%